PROPERTY AND EQUIPMENT, NET (Details 2)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Optical Fibers USD ($)	Dec. 31, 2012 Optical Fibers CNY	Dec. 31, 2011 Optical Fibers CNY	Dec. 31, 2012 Computer equipment USD ($)	Dec. 31, 2012 Computer equipment CNY	Dec. 31, 2011 Computer equipment CNY
PROPERTY AND EQUIPMENT, NET
Property and equipment held under capital leases, gross	$ 9,686,000	60,343,000	60,343,000		$ 2,103,000	13,100,000	13,100,000	$ 7,583,000	47,243,000	47,243,000
Less: accumulated depreciation	(6,366,000)	(39,662,000)	(31,443,000)
Property and equipment held under capital leases, net	3,320,000	20,681,000	28,900,000
Depreciation of computer equipment and optical fibers under capital leases	$ 1,319,000	8,219,000	8,988,000	8,928,000